Intangibles and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Historical cost, Beginning balance	$ 30,760	$ 30,760
Amortization for the year	(3,631)	(3,631)
Accumulated amortization			$ (13,903)	$ (10,272)
Historical cost, Ending balance	30,760	30,760
Intangibles and goodwill			16,857	20,488
Historical cost, Goodwill beginning balance	251	251
Historical cost, Goodwill ending balance	251	251
Intangibles and goodwill	251	251	251	251
Historical cost, Beginning balance	20,739	31,011
Accumulated amortization			(13,903)	(10,272)
Amortization for the year	(3,631)	(3,631)
Historical cost, Ending balance	17,108	20,739
Option for time charter extension [Member]
Historical cost, Beginning balance	8,000	8,000
Historical cost, Ending balance	8,000	8,000
Intangibles and goodwill			8,000	8,000
Above Market Time Charter [Member]
Historical cost, Beginning balance	22,760	22,760
Amortization for the year	(3,631)	(3,631)
Accumulated amortization			(13,903)	(10,272)
Historical cost, Ending balance	$ 22,760	$ 22,760
Intangibles and goodwill			$ 8,857	$ 12,488